Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 158		$ 477,953	$ (1,974)	$ (259,457)	$ 216,680
Balance (in Shares) at Dec. 31, 2022		55,094,237
Issuance of ordinary shares and warrants, net of issuance expenses	[1]	$ 6		27,133			27,139
Issuance of ordinary shares and warrants, net of issuance expenses (in Shares)	[1]	2,142,858
Issuance of ordinary shares upon exercise of RSUs			[2]					[2]
Issuance of ordinary shares upon exercise of RSUs (in Shares)		34,750
Issuance of ordinary shares upon exercise of options			[2]	903			903
Issuance of ordinary shares upon exercise of options (in Shares)		251,391
Issuance of ordinary shares under settlement agreement with former shareholders		$ 1		1,560			1,561
Issuance of ordinary shares under settlement agreement with former shareholders (in Shares)		255,392
Reclassification of earn-out liability to equity				1,500			1,500
Share-based compensation				6,838			6,838
Unrealized gain from marketable securities, net					1,669		1,669
Net loss for the year						(60,776)	(60,776)
Balance at Dec. 31, 2023		$ 165		515,887	(305)	(320,233)	195,514
Balance (in Shares) at Dec. 31, 2023		57,778,628
Issuance of ordinary shares, net of issuance expenses	[1]	$ 14		37,820			37,834
Issuance of ordinary shares, net of issuance expenses (in Shares)	[1]	5,046,990
Issuance of ordinary shares upon exercise of RSUs			[2]
Issuance of ordinary shares upon exercise of RSUs (in Shares)		190,000
Issuance of ordinary shares upon exercise of options		$ 2		1,668			1,670
Issuance of ordinary shares upon exercise of options (in Shares)		746,383
Share-based compensation				7,313			7,313
Unrealized gain from marketable securities, net					304		304
Net loss for the year						(53,516)	(53,516)
Balance at Dec. 31, 2024		$ 181		562,688	(1)	(373,749)	189,119
Balance (in Shares) at Dec. 31, 2024		63,762,001
Issuance of ordinary shares, net of issuance expenses	[1]	$ 17		21,188			21,205
Issuance of ordinary shares, net of issuance expenses (in Shares)	[1]	5,624,989
Issuance of ordinary shares upon exercise of RSUs			[2]
Issuance of ordinary shares upon exercise of RSUs (in Shares)		12,985
Issuance of ordinary shares upon exercise of options			[2]	163			163
Issuance of ordinary shares upon exercise of options (in Shares)		74,027
Issuance of ordinary shares under settlement agreement with former shareholders			[2]
Issuance of ordinary shares under settlement agreement with former shareholders (in Shares)		116,226
Share-based compensation				4,262			4,262
Unrealized gain from marketable securities, net					1		1
Net loss for the year						(75,018)	(75,018)
Balance at Dec. 31, 2025		$ 198		$ 588,301		$ (448,767)	$ 139,732
Balance (in Shares) at Dec. 31, 2025		69,590,228

[1]	Issuance expenses totaled to $1,076, $970 and $2,861 in 2025, 2024 and 2023 respectively.
[2]	Less than $1.